Shareholders' Equity	12 Months Ended
Mar. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 11 – SHAREHOLDERS’ EQUITY

Ordinary shares

Happiness Biotech was incorporated under the laws of the Cayman Islands on February 9, 2018. The Company issued 50,000 ordinary shares with par value of $1 to exchange for the ownership in Fujian Happiness from the former shareholders to Happiness Nanping.

A Reorganization of the legal structure was completed in August 2018. The Reorganization involved the incorporation of Happiness Biotech Group Limited, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Nanping) Biotech Co., Ltd, a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Nanping.

In May 2018, the Company received $627,628 (RMB 4,000,000 Yuan) from two investors into Fujian Happiness.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 90,000,000 Ordinary shares and 10,000,000 Preferred shares. The authorized ordinary shares became 100,000,000 shares and the par value changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares. The Company has retrospectively reflected the stock subdivision and cancellation in all periods presented in these financial statements.

On October 25, 2019, the Company announced the closing of its initial public offering of 2,000,000 ordinary shares, US$0.0005 par value per share (“Ordinary Shares”) at an offering price of $5.50 per share for a total of $11,000,000 in gross proceeds. The Company raised total net proceeds of $9,342,339 after deducting underwriting discounts and commissions and offering expenses.

The Company entered several Securities Purchase Agreement from September 2020 through March 2021. Pursuant to which, the Company issued 5,100,000 ordinary shares to the purchasers with a total consideration amounted $10,965,703. The Company collected total net proceeds of $10,725,700 after deducting commissions and offering expenses.

On March 15, 2021, the Company issued 381,580 ordinary shares to its management and employees for their service. The Company recorded compensation cost $778,423 according to the fair value of the shares issued.

Non-controlling Interest

Non-controlling interests represent the interest of non-controlling shareholder in Happiness Biotech Group Limited based on his proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. See Note 1 for details of the Company and its operating subsidiaries ownership.

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. In 2019, $56,077 was appropriated by Fujian Happiness to the statutory surplus reserve and the statutory reserve reached 50% of its registered capital. In 2020, no statutory surplus was appropriated. In 2021, $5,558,669 was appropriated by Fujian Happiness to the statutory surplus reserve. The reserved amounts as determined pursuant to PRC statutory laws amounted $7,622,765 and $2,064,096 as of March 31, 2021 and 2020.

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor allowed for distribution except under liquidation. Amounts restricted include paid-in capital, additional paid-in capital and statutory surplus reserves of the Company in PRC amounted $18,978,449 and $7,778,259 as of March 31, 2021 and 2020, respectively.

As of March 31, 2021, our PRC subsidiaries had an aggregate retained earnings of approximately RMB 440.5 million (US$65.5 million) under PRC GAAP. With respect to retained earnings accrued after such date, our Board of Directors may declare dividends after taking into account our operations, earnings, financial condition, cash requirements and availability and other factors as it may deem relevant at such time.

Dividend

On July 31, 2020, the Board of the Company declared a special cash dividend of $0.015 per Ordinary Shares. The dividend, equal to $375,000 in the aggregate, was fully paid on August 17, 2020.

Options

In October 2019, the Company granted its underwriters an option for a period of 45 days after the closing of the initial public offering to purchase up to 15% of the total number of the Company’s Ordinary Shares to be offered by the Company pursuant to the offering (excluding shares subject to this option), solely for the purpose of covering overallotments, at the initial public offering price less the underwriting discount. These options expired and unexercised in 2020.

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Days	Intrinsic Value
Options Outstanding as of March 31, 2019	-	$-	-	$-
Options Exercisable as of March 31, 2019	-	$-	-
Options granted	300,000	5.12	45	-
Options forfeited	-	-	-	-
Options expired	(300,000)	5.12	45	-

Options Outstanding as of March 31, 2021 and 2020	-	$-	-	$-
Options Exercisable as of March 31, 2021 and 2020	-	$-	-	$-

Warrants

In October 2019, the Company granted to the underwriters warrants to purchase up to a total of 184,000 ordinary shares (equal to 8% of the aggregate number of ordinary shares sold in the offering, if over-allotment shares are placed by the underwriters. Without over-allotment share issuance, a total of 160,000 warrants will be granted). The warrants will be exercisable at an exercise price equal to one hundred twenty percent (120%) of the offering price, in whole or in parts, at any time from issuance and expire five (5) years from the effective date of the offering.

The Company’s outstanding and exercisable warrants as of March 31, 2021 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of March 31, 2019	-	$-	-	$-
Warrants granted	160,000	$6.60	5.0	-
Warrants forfeited	-	-	-	-
Warrants exercised	-	$-	-	-
Warrants Outstanding as of March 31, 2020	160,000	$6.60	4.6	$-
Warrants Outstanding as of March 31, 2021	160,000	$6.60	3.6	$-